Pensions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Summary of Defined Benefit Obligation Recognized in Non-current Provisions	The following table summarizes the defined benefit obligation recognized in non-current provisions:
(in thousands)	December 31, 2020
Base plan	€2,140
Supplement plan	2,125
Total	€4,265

Summary of Components of Net Benefit Expense Recognized in Statement of Profit or Loss

The following table summarizes the components of net benefit expense recognized in the statement of profit or loss for both plans:

Years ended December 31,
(in thousands)	2020
Service cost	€24
Net interest expense	6
Total	€30

Summary of Components of Remeasurements Recognized in Other Comprehensive Income

The following table summarizes the components of remeasurements recognized in other comprehensive income for both plans:

Years ended December 31,
(in thousands)	2020
Actuarial changes arising from changes in financial assumptions	€227
Experience adjustments	(17)
Total	€210

Schedule of Changes to Defined Benefit Obligation

Set out below is an overview of changes to the defined benefit obligation during the period indicated for both plans:

(in thousands)	Defined benefit obligations
As of January 1, 2020	-
Acquisition of subsidiaries and businesses	(4,029)
Service cost	(24)
Net interest expense	(6)
Benefits paid	4
Actuarial changes arising from changes in financial assumptions	(227)
Experience adjustments	17
As of December 31, 2020	€(4,265)

Schedule of Principal Assumptions used in Determining Defined Benefit Obligations

The principal assumptions used in determining the defined benefit obligation for the Group’s plans are shown below:

December 31, 2020
Discount rate	0.80%
Price inflation	2.00%
Rate of salary increase	2.50%
Pension increases for in-payment benefits	1.75%

Schedule of Quantitative Sensitivity Analysis

The main actuarial assumptions that are used to calculate the provisions for post-employment benefits are the discount rate and the trend for future increases in post-employment benefit payments. A reasonably possible increase, or respective decrease, in the significant actuarial assumptions would have impacted the present value of the post-employment benefit obligations as of December 31, 2020 as shown below:

Quantitative sensitivity analysis
December 31, 2020
Discount rate increase 0.25%	€(282)
Discount rate decrease 0.25%	309
Pension increases for in payment benefits 0.25%	475
Pension decreases for in payment benefits 0.25%	(447)

Schedule of Expected Payments or Contributions to Plans in Future Years

The following are the expected payments or contributions to the plans in future years:

Expected payments or contributions in future years
(in thousands)	December 31, 2020
Less than 1 year	€29
1 to 5 years	317
More than 5 years	340
Total	€686